Interest bearing debt - Scheduled debt repayments (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Scheduled debt repayments and margin above LIBOR
Q4 2018	$ 16,486
2019	102,716
2020	98,005
2021	184,005
Thereafter	557,423
Total	958,635
Unamortized upfront fees bank loans	(8,366)
Difference amortized cost/notional amount convertible note	(15,194)
Total interest bearing debt	935,075
Total	958,635
Convertible Senior Notes [Member]
Scheduled debt repayments and margin above LIBOR
2019	32,860
2021	125,000
Total	157,860
Total	$ 157,860
ABN Amro Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.40%
Q4 2018	$ 7,702
2019	30,808
2020	30,808
2021	30,808
Thereafter	325,815
Total	425,941
Total	$ 425,941
Credit Agricole Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.19%
Q4 2018	$ 1,649
2019	6,597
2020	6,597
2021	6,597
Thereafter	42,925
Total	64,367
Total	$ 64,367
Danish Ship Finance Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.25%
Q4 2018	$ 1,300
2019	2,600
2020	39,000
Total	42,900
Total	$ 42,900
Nordea/DNB Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.75%
Q4 2018	$ 434
2019	8,251
Total	8,685
Total	$ 8,685
Nordea BWVLCC Acquisition Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.40%
Q4 2018	$ 5,400
2019	21,600
2020	21,600
2021	21,600
Thereafter	188,683
Total	258,883
Total	$ 258,883
ABN Amro Revolving Credit Facility [Member]
Scheduled debt repayments and margin above LIBOR
Interest Rate LIBOR+	2.50%